Note 3 - Inventories, Net	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Inventory Disclosure [Text Block]	NOTE 3: INVENTORIES, NET
	As of December 31,
(in millions)	2015	2014
Finished goods	$141	$160
Work in process	61	70
Raw materials	61	62
Total	$263	$292